UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings
entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, May 13, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name



Capital Management Associates
FORM 13F
31-Mar-02

                                                                               Voting Authority
                                                                               of
                                                    Value  Shares/ Sh/PutInvstmOther
Name of Issuer                     Title ofCUSIP    (x$1000Prn Amt PrnCalDscretManagers     Sole
SharedNone

ALBERTSON'S INC                    COM     013104104  19859  599250SH    Sole                 599250
AMERICREDIT CORP.                  COM     03060r101  21286  560300SH    Sole                 560300
APACHE CORP.                       COM     037411105  22434  394417SH    Sole                 394417
BECKMAN COULTER INC.               COM     075811109  21357  418200SH    Sole                 418200
BOWATER INC.                       COM     102183100   9108  182900SH    Sole                 182900
BRINKER INTERNATIONAL INC          COM     109641100  20003  617175SH    Sole                 617175
CENDANT CORP                       COM     151313103  17597  916500SH    Sole                 916500
CIRCUIT CITY STORES-CIRCUIT CI     COM     172737108   8452  468500SH    Sole                 468500
COMPASS BANCSHARES INC             COM     20449h109  20007  648100SH    Sole                 648100
CONAGRA INC                        COM     205887102  18595  766800SH    Sole                 766800
CRANE CO                           COM     224399105  19789  723800SH    Sole                 723800
DEERE & CO                         COM     244199105  16856  370050SH    Sole                 370050
DIAL CORP.                         COM     25247D101  18017  999850SH    Sole                 999850
FLOWERS FOODS INC.                 COM     343498101  23055  905173SH    Sole                 905173
IDACORP INC.                       COM     451107106  15946  393738SH    Sole                 393738
IVAX CORP                          COM     465823102  13790  859175SH    Sole                 859175
JC PENNY INC.                      COM     708160106  15417  744400SH    Sole                 744400
MAY DEPARTMENT STORES CO           COM     577778103   8406  241200SH    Sole                 241200
MCCORMICK & CO-NON VTG SHRS        COM     579780206  21684  424100SH    Sole                 424100
NEWMONT MINING CORP                COM     651639106  18606  671950SH    Sole                 671950
OFFICE DEPOT                       COM     676220106  14117  711200SH    Sole                 711200
PARKER HANNIFIN CORP               COM     701094104  19950  399800SH    Sole                 399800
SARA LEE CORP                      COM     803111103  16712  805000SH    Sole                 805000
SCANA CORP                         COM     80589m102  17932  586000SH    Sole                 586000
SEMPRA ENERGY                      COM     816851109  15976  635233SH    Sole                 635233
SENSIENT TECHNOLOGIES CORP         COM     81725t100  20534  892000SH    Sole                 892000
SKYWEST INC.                       COM     830879102  16972  680800SH    Sole                 680800
SOUTHWEST AIRLINES                 COM     844741108  16818869137.5SH    Sole               869137.5
TEXTRON INC COM                    COM     883203101  15279  299000SH    Sole                 299000
TOMMY HILFIGER CORP                COM     G8915Z102  17595 1226150SH    Sole                1226150
TXU CORPORATION                    COM     882848104  19534  358350SH    Sole                 358350
UNOCAL CORP                        COM     915289102  19152  491700SH    Sole                 491700
WATERS CORP                        COM     941848103  10217  365300SH    Sole                 365300
WEYERHAEUSER CO.                   COM     962166104  18195  289450SH    Sole                 289450
ZIONS BANCORPORATION               COM     989701107  18806  317300SH    Sole                 317300

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